Property and Equipment, Net - Schedule of Fixed Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	$ 206,393	$ 202,976
Less: accumulated depreciation	144,601	124,861
Net book value	61,792	78,115
Leasehold improvement [Member]
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	33,029	33,150
Furniture & Fixture [Member]
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	8,459	7,809
Equipment [Member]
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	12,166	8,715
Motor Vehicle [Member]
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	$ 152,739	$ 153,302